Retirement Plans - Components of Net Periodic Benefit (Income) Expense (Detail) - Pension Benefits - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Qualified
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0	$ 0	$ 0
Interest cost	24	7	6
Expected return on plan assets	(48)	(11)	(8)
Amortization of actuarial loss	6	0	0
Settlement	1	0	0
Net periodic benefit income	$ (17)	$ (4)	$ (2)
Weighted average assumption used to calculate net periodic benefit expense:
Discount rate	3.80%	4.20%	4.70%
Expected return on plan assets	7.20%	6.50%	6.50%
Non-Qualified & International
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0	$ 0	$ 0
Interest cost	6	9	11
Expected return on plan assets	(7)	(13)	(15)
Amortization of actuarial loss	1	1	1
Settlement	0	0	0
Net periodic benefit income	$ 0	$ (3)	$ (3)
Weighted average assumption used to calculate net periodic benefit expense:
Discount rate	3.80%	3.80%	4.60%
Expected return on plan assets	7.20%	6.30%	7.00%